CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 12,333,884	$ 1,737,191	¥ 11,692,773
Restricted cash	686,568	96,701	895,483
Accounts receivable, net	572,558	80,643	818,968
Financing receivables, net	1,135,445	159,924	951,349
Short-term investment	7,454,633	1,049,963	5,753,483
Inventories	28,074	3,954	40,537
Advances to suppliers	821,942	115,768	861,573
Prepayments and other current assets	3,772,377	531,328	3,146,378
Total current assets	26,953,548	3,796,327	24,475,027
Investments in equity investees	3,455,119	486,643	3,950,544
Property and equipment, net	32,181,025	4,532,603	28,813,204
Land use rights, net	5,637,101	793,969	5,442,951
Intangible assets, net	23,240	3,273	29,437
Operating lease right-of-use assets	672,193	94,676	808,506
Goodwill	4,241,541	597,409	4,241,541
Deferred tax assets	879,772	123,914	750,097
Long-term investment	12,170,881	1,714,233	7,322,545
Long-term financing receivables, net	964,780	135,886	1,295,755
Other non-current assets	701,758	98,841	816,839
TOTAL ASSETS	88,465,221	12,460,066	78,523,586
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Short-term bank borrowings	7,765,990	1,093,817	5,394,423
Accounts payable	2,557,010	360,147	2,202,692
Notes payable			200,000
Advances from customers	1,745,727	245,881	1,374,691
Income tax payable	333,257	46,938	228,422
Operating lease liabilities, current	186,253	26,233	229,718
Dividends payable	1,548	218	1,497
Total current liabilities	20,061,184	2,825,559	16,405,324
Non-current operating lease liabilities	455,879	64,209	510,349
Deferred tax liabilities	638,200	89,889	346,472
Convertible senior notes	7,029,550	990,091	6,788,971
Total Liabilities	28,184,813	3,969,748	24,051,116
Commitments and contingencies (Note 18)
Shareholders' equity
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 826,943,309 shares issued and 809,247,109 shares outstanding as of December 31, 2022; 812,866,663 shares issued and 804,719,252 shares outstanding as of December 31, 2023)	525	74	535
Additional paid-in capital	24,201,745	3,408,744	26,717,727
Treasury shares, at cost (11,671,525 and 3,000,000 shares as of December 31, 2022 and 2023, respectively)	(510,986)	(71,971)	(2,062,530)
Retained earnings	36,301,185	5,112,915	29,459,491
Accumulated other comprehensive loss	(190,724)	(26,862)	(86,672)
ZTO Express (Cayman) Inc. shareholders' equity	59,801,745	8,422,900	54,028,551
Non-controlling interests	478,663	67,418	443,919
Total Equity	60,280,408	8,490,318	54,472,470
TOTAL LIABILITIES AND EQUITY	88,465,221	12,460,066	78,523,586
Related Party
Current assets
Amounts due from related parties	148,067	20,855	314,483
Amounts due from related parties-non current	584,263	82,292	577,140
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Other current liabilities	234,683	33,054	49,138
Nonrelated Party [Member]
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Other current liabilities	¥ 7,236,716	$ 1,019,271	¥ 6,724,743